Related Party Transactions (Details Narrative) (10K) - USD ($)					1 Months Ended				2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2017	Nov. 04, 2016	Sep. 19, 2016	Apr. 04, 2016	Feb. 16, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 22, 2016	Jun. 17, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Nov. 30, 2016	Jul. 31, 2016	Dec. 31, 2015
Related party note payable															$ 12,500
Description of number of shares consisted in each unit				Each Units consisting of 1 share of our Series A Preferred and a 3-year warrant to purchase 223 shares of the Company?s common stock at an exercise price of $2.00 per share.
Number of shares issued	192,308							666,667		192,308
Number of units purchased					40,834
8% Series A Convertible Preferred Stock [Member]
Number of shares issued				1
Aggregate conversion shares		423
Warrant [Member]
Number of shares issued								666,667				266,667
Number of warrants purchased				223
Warrant term				3 years
Warrant exercise price (in dollars per share)				$ 6.00
Common Stock [Member]
Aggregate conversion shares		94,000
Common Stock [Member]
Number of shares issued										15,000		933,334
Aggregate conversion shares										83,334		177,000
Mr. Steven Earles [Member]
Amount due to related party						0					0	$ 0			$ 27,075
Related party note payable						$ 12,500					$ 12,500	$ 12,500
Number of units issued for services				185
Value of units issued for services				$ 185,000
Officers [Member]
Number of units issued for services				423					423
Mr. Steve Shum [Member]
Number of units issued for services				97
Value of units issued for services				$ 97,000
Mr. Martin Kunkel [Member]
Number of units issued for services				58
Value of units issued for services				$ 58,000
Carris Earles & Wife of the Company's Chief Executive Officer [Member]
Number of units issued for services				83
Value of units issued for services				$ 83,000
Grover T. Wickersham [Member] | Warrant [Member] | Private Placement [Member] | Subscription Agreements [Member]
Number of warrants cancelled						11,218
Grover T. Wickersham [Member] | Common Stock [Member] | Private Placement [Member] | Subscription Agreements [Member]
Number of units purchased											33,334
Total purchase price											$ 100,000
Mr. Michael M. Fleming [Member] | Private Placement [Member] | Subscription Agreements [Member]
Description of number of shares consisted in each unit							One share of Common Stock and a Warrant to purchase one share of Common Stock at an exercise price of $6.00 per share
Number of units purchased							8,334
Purchase price (in dollars per share)							$ 3.00
Total purchase price							$ 25,000
Mr. Michael M. Fleming [Member] | Warrant [Member] | Private Placement [Member] | Subscription Agreements [Member]
Warrant exercise price (in dollars per share)							$ 6.00
Profit Sharing Plan [Member] | Grover T. Wickersham [Member] | Private Placement [Member] | Subscription Agreements [Member]
Description of number of shares consisted in each unit											Each unit consisting of one share of common stock and one common stock purchase warrant.
Number of units purchased											83,334
Total purchase price											$ 25,000
Profit Sharing Plan [Member] | Grover T. Wickersham [Member] | Warrant [Member] | Private Placement [Member] | Subscription Agreements [Member]
Warrant exercise price (in dollars per share)						$ 3.90					$ 3.90	$ 3.90
Number of warrants exercised						43,590
8% Promissory Note [Member] | Profit Sharing Plan [Member] | Grover T. Wickersham [Member]
Principal amount														$ 120,000
8% Promissory Note [Member] | Profit Sharing Plan [Member] | Grover T. Wickersham [Member] | Warrant [Member]
Number of warrants purchased							8,334							60,000
Warrant exercise price (in dollars per share)							$ 6.00							$ 6.00
Debt interest rate							8.00%
Promissory Note [Member] | Mr. Lawrence Hirson [Member]
Principal amount			$ 150,000
Promissory Note [Member] | Mr. Lawrence Hirson [Member] | Warrant [Member]
Number of warrants purchased			25,000
Warrant exercise price (in dollars per share)			$ 6.00
Warrant Term			3 years
Education Trust [Member] | Grover T. Wickersham [Member] | Warrant [Member] | Private Placement [Member] | Subscription Agreements [Member]
Warrant exercise price (in dollars per share)						$ 3.90					$ 3.90	3.90
Number of warrants cancelled						8,334
Education Trust [Member] | Grover T. Wickersham [Member] | Common Stock [Member] | Private Placement [Member] | Subscription Agreements [Member]
Number of units purchased											16,667
Purchase price (in dollars per share)						$ 3.00					$ 3.00	3.00
Total purchase price											$ 50,000
Lindsay Anne Wickersham 1999 Irrevocable Trust [Member] | Grover T. Wickersham [Member] | Common Stock [Member] | Private Placement [Member] | Subscription Agreements [Member]
Number of units purchased											66,667
Purchase price (in dollars per share)						3.00					$ 3.00	3.00
Total purchase price											$ 200,000
Jill Z. Wickersham 2000 Charitable Remainder Trust [Member] | 8% Promissory Note [Member] | Profit Sharing Plan [Member] | Grover T. Wickersham [Member]
Principal amount													$ 75,000
Jill Z. Wickersham 2000 Charitable Remainder Trust [Member] | 8% Promissory Note [Member] | Profit Sharing Plan [Member] | Grover T. Wickersham [Member] | Warrant [Member]
Number of warrants purchased							8,334						12,500
Warrant exercise price (in dollars per share)						$ 3.90	$ 6.00				$ 3.90	$ 3.90	$ 6.00